Notes and Accrued Interest Receivable – Related Party (Details Narrative) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Advances		$ 1,375,000		$ 5,267,500
Accrued interest		118,981		$ 54,150
Interest income		483,555	$ 0
Related Party [Member]
Related Party Transaction [Line Items]
Accretion Income		$ 418,724	$ 0
Ez Fill Holdings Inc. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Issuance of shares percentage		20.00%
Ez Fill Holdings Inc. [Member] | Related Party [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Notes payable interest, maximum		8.00%
Ez Fill Holdings Inc. [Member] | Related Party [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Notes payable interest, maximum		18.00%
Balance Labs Inc. [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Advances	$ 185,000
Balance Labs Inc. [Member] | Related Party [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Notes payable interest, maximum		8.00%
Balance Labs Inc. [Member] | Related Party [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Notes payable interest, maximum		10.00%